PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2019	2018
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,165
Furniture, fixtures, and equipment	1,218	1,217

	3,629	3,628
Less accumulated depreciation	3,283	3,236

Total	$346	$392

Depreciation charged to operations was $47 thousand, $78 thousand, and $97 thousand for the years ended June 30, 2019, 2018, and 2017, respectively.